Bank Loans and Debentures (Details) - Schedule of movement in liabilities arising from financing activities - Bank Loans and Debentures [Member] - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank Loans and Debentures (Details) - Schedule of movement in liabilities arising from financing activities [Line Items]
Balance, Beginning	₪ 13,680	₪ 14,349
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	2,275	1,139
Repayment of debentures and loans	(4,287)	(1,793)
Interest paid	(495)	(523)
Net cash used in finance activities	(2,507)	(1,177)
Financing expenses recognized in the statement of income	282	508
Balance, Ending	11,455	13,680
Debentures Including Accrued Interest [Member]
Bank Loans and Debentures (Details) - Schedule of movement in liabilities arising from financing activities [Line Items]
Balance, Beginning	8,942	9,235
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	1,475	819
Repayment of debentures and loans	(2,156)	(1,107)
Interest paid	(323)	(325)
Net cash used in finance activities	(1,004)	(613)
Financing expenses recognized in the statement of income	116	320
Balance, Ending	8,229	8,942
Loans Including Accrued Interest [Member]
Bank Loans and Debentures (Details) - Schedule of movement in liabilities arising from financing activities [Line Items]
Balance, Beginning	4,738	5,114
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	800	320
Repayment of debentures and loans	(2,131)	(686)
Interest paid	(172)	(198)
Net cash used in finance activities	(1,503)	(564)
Financing expenses recognized in the statement of income	166	188
Balance, Ending	₪ 3,401	₪ 4,738